Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2019	211,713
2020	85,755
2021	25,249
2022	17,212
2023	12,014
Later fiscal years	16,048

Total	367,991

Changes in Product Warranty Liability

The changes in the product warranty liability for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Balance at beginning of the fiscal year	75,129	66,943	60,798
Additional liabilities for warranties	83,227	53,502	34,557
Settlements (in cash or in kind)	(81,462)	(49,532)	(32,549)
Changes in estimate for pre-existing warranty reserve	(6,440)	(7,927)	(16,888)
Translation adjustment	(3,511)	(2,188)	2,234

Balance at end of the fiscal year	66,943	60,798	48,152